Income Tax - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
Income Tax [Abstract]
Deferred tax assets, offset amount	€ 9,415,000		€ 9,006,000		€ 8,568,000
Deferred tax liabilities, offset amount	9,415,000		9,006,000		8,568,000
Unused tax losses with no expiration date	536,759,000		483,570,000		466,153,000
Increase (decrease) unused tax losses	277,000.0
Unused tax losses subject to expiration	€ 16,427,000	$ 17,066	€ 15,181,000	$ 16,775	€ 14,198,000	$ 16,446
Expiration period	20 years